Acquisition of Heidmar	6 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Acquisition of Heidmar:

9.Acquisition of Heidmar:

On August 29, 2017, following the closing of a private offering, the Company issued 12,000,000 common shares to SPII, an entity that may be deemed to be beneficially owned by Mr. George Economou, as a consideration for the purchase of the 100% issued and outstanding equity interests of SPI, which directly held a 49.0% interest in Heidmar LLC, a global tanker pool operator. SPI was a member of Heidmar LLC, a Delaware limited liability company that directly owned 49.0% of the total issued equity interests of Heidmar LLC. The fair value of the investment in Heidmar LLC as of the acquisition date was $34,000 (Note 13).

Since August 29, 2017, Heidmar LLC had been considered an affiliated entity of the Company and qualified as an equity method investment due to Company’s significant influence over Heidmar LLC. The Company elected to account for the investment in Heidmar LLC under the fair value option in order to mitigate volatility in income that would affect the measurement of the investment under the equity method and achieve operational simplifications. The Company’s investment in Heidmar LLC was recorded at $34,000 upon the closing of the transaction. As of December 31, 2018, no change in the fair value of Company’s investment in Heidmar LLC was identified.

On June 7, 2019, the Company, through its wholly owned subsidiary SPI, entered into stock purchase agreements with Heidmar’s shareholders at the time, for the acquisition of 100% of the issued and outstanding shares of Heidmar. Prior to that transaction, the Company indirectly owned approximately 49.8% of Heidmar through its affiliate Heidmar LLC. Pursuant to the stock purchase agreements and related documentation, the Company acquired a 100% interest in Heidmar with the surrender of its 49.8% interest in Heidmar LLC and for an aggregate cash consideration of $16,825. The transaction was approved by the independent members of the Company’s board of directors.

As of June 7, 2019, no change in the fair value of Company’s investment in Heidmar LLC was identified. For the period from January 1, 2019 to June 7, 2019, the fair value of Company’s investment in Heidmar LLC was determined based on an acceptable valuation method performed in-house by the Company’s management, that combines (weights) the income and the market approach method (Note 13).

Heidmar operates as tanker pool manager for the transportation of crude oil and petroleum products and its mission is to provide existing and future pool partners with exceptional returns on their assets. Heidmar owns and operates four commercial management tanker pools (Note 2), including Star Pool, Sigma Pool, Blue Fin Pool and Seawolf Pool. The acquisition of Heidmar will allow the Company to expand by leveraging Heidmar’s future potential and profitability as an independent business segment.

The transaction referenced in the immediately preceding sentence has been accounted for as a business combination using the acquisition method. The Company began consolidating Heidmar from June 7, 2019 (“acquisition date”), as of which date the results of operations of Heidmar are included in the accompanying condensed consolidated statement of operations for the six-month period ended June 30, 2019. The fair values of the identifiable assets and liabilities acquired, as of the acquisition date, are shown in the table below.

Assets:
Cash and cash equivalents	$21,344
Receivables from affiliates	10,245
Other current assets	3,174
Property and Equipment, net (Note 6)	1,098
Trade Name (Note 7, 13)	2,555
Customer Relationships (Note 7, 13)	20,677
Right of use asset non-current (Note 10)	36,966
Other non-current assets	750
Total assets acquired	$96,809

Liabilities:
Total current liabilities (Note 10)	$21,950
Total non-current liabilities (Notes 10, 21)	34,922
Total liabilities assumed	$56,872

Net assets acquired	$39,937
Cash consideration paid	16,825
Fair Value of existed interest in Heidmar LLC	34,000
Goodwill on acquisition	$10,888

The Company’s assumptions utilized to determine the fair value of assets acquired and liabilities assumed conform to market conditions as of the acquisition date. The provisional amounts recorded are updated if better information is obtained about the initial assumptions used to determine fair value or if new information is obtained regarding the facts and circumstances that existed as of the acquisition date. The provisional amounts may be adjusted through the completion of the measurement period, which does not exceed one year from the of acquisition date.

Goodwill included in the tanker operation segment constitutes a premium over the fair value of the net assets of Heidmar, which is attributable to anticipated benefits from Heidmar's position to take advantage of the global contracts and the economies of scale gained through the pools.

Pro forma financial information is not presented as the results are not material to the Company’s consolidated financial statements.

The Company recognized acquisition related expenses amounted to $536 in its accompanying interim condensed consolidated statement of operations for the six-month period ended June 30, 2019, included in “General and administrative expenses”. As of  June 30, 2019 and in regards to Heidmar’s operations from the acquisition date, the Company recognized total revenues and net income amounted to $2,549 and $14, respectively, in its accompanying interim condensed consolidated statement of operations for the six-month period ended June 30, 2019.